Non-current provisions and other non-current liabilities (Details) - EUR (€)	Mar. 31, 2018	Dec. 31, 2017
Disclosure of non-current provisions and other provisions [line items]
Noncurrent provisions and other noncurrent liabilities	€ 901,082,000	€ 975,645,000